Employee benefits: variable compensation - Movements (Detail 6)	12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	5,965,769	8,513,415	10,807,315
Number of SARs exercisable	5,965,769	8,513,415
SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	5,965,769
Aggregate intrinsic value	SFr 5,100,000
11.12-12.50 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	5,633,269
Weighted average exercise price	SFr 11.34
Aggregate intrinsic value	SFr 5,100,000
Weighted average remaining contractual term (years)	0.2
12.51-15.00 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	2,500
Weighted average exercise price	SFr 14.85
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.4
15.01-17.50 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	42,000
Weighted average exercise price	SFr 16.8
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.4
17.51-20.00 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	288,000
Weighted average exercise price	SFr 19.25
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.7